REVENUE - Disaggregation of Revenue by Currency (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 659,325	$ 522,310	$ 413,439
United States dollar (USD)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	563,747	447,314	354,824
European euro (EUR)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	28,237	30,087	23,518
Pound sterling (GBP)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,012	6,550	4,107
Argentine peso (ARS)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	26,948	20,651	12,856
Mexican peso (MXN)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	19,939	11,711	6,942
Colombian peso (COP)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,831	4,068	2,341
Brazilian real (BRL)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,030	46	126
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 2,581	$ 1,883	$ 8,725